property, plant and equipment	12 Months Ended
Dec. 31, 2018
property, plant and equipment
property, plant and equipment

17   property, plant and equipment

			Buildings and
		Network	leasehold			Assets under
(millions)	Note	assets [1]	improvements	Other [1]	Land	construction	Total
At cost
As at January 1, 2017		$28,284	$2,954	$1,021	$55	$592	$32,906
Additions [2]		972	51	44	—	1,426	2,493
Additions arising from business acquisitions		25	8	9	—	—	42
Dispositions, retirements and other		(1,724)	(63)	(48)	(7)	—	(1,842)
Assets under construction put into service		1,167	127	69	—	(1,363)	—
As at December 31, 2017		28,724	3,077	1,095	48	655	33,599
Additions [2]		1,039	27	37	—	1,265	2,368
Additions arising from business acquisitions	18(b)	4	13	9	—	—	26
Dispositions, retirements and other		(767)	56	(52)	—	—	(763)
Assets under construction put into service		956	100	85	—	(1,141)	—
As at December 31, 2018		$29,956	$3,273	$1,174	$48	$779	$35,230
Accumulated depreciation
As at January 1, 2017		$19,950	$1,836	$656	$—	$—	$22,442
Depreciation		1,396	106	115	—	—	1,617
Dispositions, retirements and other		(1,708)	(58)	(62)	—	—	(1,828)
As at December 31, 2017		19,638	1,884	709	—	—	22,231
Depreciation		1,431	115	123	—	—	1,669
Dispositions, retirements and other		(769)	51	(43)	—	—	(761)
As at December 31, 2018		$20,300	$2,050	$789	$—	$—	$23,139
Net book value
As at December 31, 2017		$9,086	$1,193	$386	$48	$655	$11,368
As at December 31, 2018		$9,656	$1,223	$385	$48	$779	$12,091
1	As at December 31, 2018, the net carrying amount of assets under finance leases included in network assets was $100 (2017 – $NIL) and included in other was $1 (2017 – $NIL).
2	For the year ended December 31, 2018, additions include $(15) (2017 – $7) in respect of asset retirement obligations (see Note 25).

As at December 31, 2018, our contractual commitments for the acquisition of property, plant and equipment totalled $177 million over a period ending December 31, 2022 (2017 – $184 million over a period ending December 31, 2019).